IFRS 7 Disclosure - Market Risk - Summary of Market Risk Structural Interest Rate Sensitivities Measures (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
100 bps increase in rates [member] | EVE risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	$ 2,648	$ 2,076
100 bps increase in rates [member] | NII risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	197	400
100 bps decrease in rates [member] | EVE risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	1,932	1,663
100 bps decrease in rates [member] | NII risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	373	$ 502
Canadian dollar [member] | 100 bps increase in rates [member] | EVE risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	2,228
Canadian dollar [member] | 100 bps increase in rates [member] | NII risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	105
Canadian dollar [member] | 100 bps decrease in rates [member] | EVE risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	2,037
Canadian dollar [member] | 100 bps decrease in rates [member] | NII risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	210
U.S. dollars [member] | 100 bps increase in rates [member] | EVE risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	420
U.S. dollars [member] | 100 bps increase in rates [member] | NII risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	92
U.S. dollars [member] | 100 bps decrease in rates [member] | EVE risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	(105)
U.S. dollars [member] | 100 bps decrease in rates [member] | NII risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	$ 163